Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 24,776	$ 17,914	$ 16,708
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,564	13,611	11,608
Stock-based compensation	194	78	152
Amortization of marketable securities premium and accretion of discount	189	218	257
Loss (gains) reclassified into earnings from marketable securities		(94)	16
Increase in trade receivables, net	(11,367)	(15,752)	(2,571)
Increase in other long term and short term accounts receivable and prepaid expenses	(4,364)	(1,773)	(56)
Increase in trade payables	2,203	3,604	1,426
Change in exchange rate of loans	(2,099)	3,200
Increase in accrued expenses and other accounts payable	1,802	4,435	1,553
Increase (decrease) in deferred revenues	(374)	1,175	(180)
Change in deferred taxes, net	526	(1,108)	(958)
Net cash provided by operating activities	24,050	25,508	27,955
Cash flows from investing activities:
Capitalized software development costs	(3,666)	(3,771)	(4,224)
Purchase of property and equipment	(863)	(1,400)	(799)
Cash paid in conjunction with acquisitions, net of acquired cash	(1,218)	(1,787)	(29,657)
Proceeds from maturity and sale of marketable securities	4,000	4,225	2,643
Proceeds from short-term bank deposits			8,467
Investment in long-term bank deposits	(932)
Investment in marketable securities and short-term bank deposits	(16,875)	(5,766)	(9,401)
Short term loan to a related-party		1,183	(1,183)
Change in loans to employees and other deposits, net			(49)
Net cash used in investing activities	(19,554)	(7,316)	(34,203)
Cash flows from financing activities:
Proceeds from exercise of options by employees	311	586	41
Issuance of ordinary shares, net	34,569
Dividend paid	(13,543)	(9,359)	(7,761)
Dividend paid to non-controlling interests	(69)	(571)	(456)
Dividend paid to redeemable non-controlling interests	(2,671)	(5,312)	(1,574)
Short-term credit, net	(437)		936
Purchase of non-controlling interest			(352)
Cash paid in conjunction with acquisitions, net of acquired cash	(3,126)	(5,103)	(1,779)
Long term loan received	26	8,535	31,356
Repayment of long-term loans	(6,634)	(8,190)
Net cash provided by (used in) financing activities	8,426	(19,414)	20,411
Effect of exchange rate changes on cash and cash equivalents	(1,872)	1,984	(1,037)
Increase in cash and cash equivalents	11,050	762	13,126
Cash and cash equivalents at the beginning of the year	76,076	75,314	62,188
Cash and cash equivalents at end of the year	87,126	76,076	75,314
Non-cash activities:
Deferred acquisition payment		652	2,035
Contingent acquisition consideration			4,771
Dividend declared and not yet paid		195
Dividend declared and not yet paid to redeemable non-controlling interests		692	1,579
Cash paid during the year for:
Income taxes	5,419	5,373	4,510
Interest	$ 312	$ 572	$ 358